Label	Element	Value
Twin Oak Short Horizon Absolute Return ETF | State Street SPDR S&P 500 ETF Trust Call Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	74.10%
Twin Oak Short Horizon Absolute Return ETF | State Street SPDR S&P 500 ETF Trust Put Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.80%
Twin Oak Short Horizon Absolute Return ETF | Cash & Cash Equivalents [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Twin Oak Short Horizon Absolute Return ETF | AA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
Twin Oak Short Horizon Absolute Return ETF | Cash & Cash Equivalents [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%